NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details 4)	Dec. 31, 2016 USD ($)
Notes Payable [Abstract]
Convertible debentures	$ 1,559,922
Less: Debt discount	(845,730)
Carrying value	714,192
Less: Current portion	(714,192)
Convertible debentures - long-term	$ 0